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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 0.8%
168,644		BHP Billiton Ltd.	$7,711,334	0.8

		Belgium: 0.6%
155,829		Belgacom S.A.	5,435,627	0.6

		Brazil: 2.3%
346,792		Banco do Brasil S.A.	5,856,455	0.6
267,871		Centrais Eletricas Brasileiras SA ADR	3,230,524	0.4
120,170		Petroleo Brasileiro SA ADR	3,692,824	0.4
108,154		Tele Norte Leste Participacoes SA ADR	1,511,993	0.2
106,130		Telecomunicacoes de Sao Paulo SA ADR	3,366,444	0.4
62,758	L	Tim Participacoes SA ADR	3,140,410	0.3
			20,798,650	2.3
		Canada: 3.7%
270,900		Barrick Gold Corp.	12,886,713	1.4
87,000		Kinross Gold Corp.	1,421,580	0.2
154,800		Nexen, Inc.	3,606,840	0.4
248,900		Suncor Energy, Inc.	9,512,958	1.0
84,200		Toronto Dominion Bank	6,740,759	0.7
			34,168,850	3.7
		China: 1.9%
7,855,000		China Construction Bank	6,320,892	0.7
308,500		China Mobile Ltd.	3,069,220	0.3
3,480,000		Guangshen Railway Co. Ltd.	1,361,042	0.2
13,346,000		Huaneng Power International, Inc.	6,554,682	0.7
			17,305,836	1.9
		Denmark: 0.6%
53,826		Carlsberg A/S	5,287,239	0.6

		Finland: 1.7%
954,449		Nokia OYJ	5,550,233	0.6
194,802		Sampo OYJ	5,933,465	0.6
505,293		Stora Enso OYJ (Euro Denominated Security)	4,348,603	0.5
			15,832,301	1.7
		France: 11.4%
168,767		Accor S.A.	7,427,635	0.8
398,332		Air France-KLM	4,793,163	0.5
1,139,841	@	Alcatel-Lucent	4,543,418	0.5
57,716		Alstom	3,038,299	0.3
300,637		AXA S.A.	5,624,639	0.6
91,501		BNP Paribas	5,934,215	0.7
83,726		Capgemini S.A.	4,120,246	0.5
219,874		Carrefour S.A.	6,487,503	0.7
78,712		Cie Generale des Etablissements Michelin	6,610,027	0.7
383,935		France Telecom S.A.	7,944,534	0.9
393,328		Natixis	1,784,289	0.2
267,381		Sanofi-Aventis	20,775,736	2.3
45,720		Societe Generale	2,263,131	0.2
336,759		Total S.A.	18,201,348	2.0
211,114		Veolia Environnement	4,752,715	0.5
			104,300,898	11.4
		Germany: 6.1%
42,430		Allianz AG	5,529,287	0.6
116,741		Deutsche Bank AG	6,418,754	0.7
36,095		Deutsche Boerse AG	2,669,033	0.3
1,004,024		Deutsche Telekom AG	15,650,526	1.7
196,366		E.ON AG	5,414,451	0.6
76,395		Metro AG	4,217,011	0.5
109,147		SAP AG	6,824,135	0.7
68,531		Siemens AG	8,758,728	1.0
			55,481,925	6.1
		Hong Kong: 1.5%
4,506,000		Chaoda Modern Agriculture Holdings Ltd.	1,797,524	0.2
285,000		Cheung Kong Holdings Ltd.	4,345,349	0.5
881,000		HongKong Electric Holdings	7,291,035	0.8
			13,433,908	1.5
		Ireland: 0.8%
200,000		CRH PLC	3,909,398	0.4
304,484		Smurfit Kappa PLC	3,134,793	0.4
			7,044,191	0.8
		Israel: 0.6%
116,800		Teva Pharmaceutical Industries Ltd. ADR	5,447,552	0.6

		Italy: 4.4%
786,770		Enel S.p.A.	4,531,300	0.5
344,300		ENI S.p.A.	7,482,029	0.8
370,948		Fiat Industrial SpA	4,896,417	0.5
511,239		Fiat S.p.A	5,051,281	0.6
2,139,890		Intesa Sanpaolo S.p.A.	4,936,312	0.5
12,713,021		Telecom Italia S.p.A. RNC	13,671,530	1.5
			40,568,869	4.4
		Japan: 27.0%
176,000		Akita Bank Ltd.	536,578	0.1
111,900		Astellas Pharma, Inc.	4,347,313	0.5
45,000		Canon, Inc.	2,169,517	0.2
1,265,590		Chuo Mitsui Trust Holdings, Inc.	4,662,079	0.5
888,000		Dai Nippon Printing Co., Ltd.	10,083,268	1.1
225,836		Daiichi Sankyo Co., Ltd.	4,666,871	0.5
378,900		Fuji Photo Film Co., Ltd.	11,442,804	1.3
492,000		Hachijuni Bank Ltd.	2,730,030	0.3
1,501,000		Hitachi Ltd.	9,255,854	1.0
1,458		Inpex Holdings, Inc.	11,317,737	1.2
1,045		Japan Tobacco, Inc.	4,735,795	0.5
277,000		JGC Corp.	8,650,978	1.0
152,500		Mabuchi Motor Co., Ltd.	7,884,522	0.9

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
360,300		Mitsubishi Corp.	$9,636,639	1.1
735,400		Mitsubishi UFJ Financial Group, Inc.	3,734,268	0.4
1,327,500		Mizuho Financial Group, Inc.	2,171,568	0.2
370,200		Mitsui Sumitomo Insurance Group Holdings, Inc.	9,251,822	1.0
28,700		Nintendo Co., Ltd.	4,551,433	0.5
1,046,700		Nissan Motor Co., Ltd.	11,138,433	1.2
171,000		Nippon Telegraph & Telephone Corp.	8,456,872	0.9
4,407		NTT DoCoMo, Inc.	8,154,726	0.9
274,000		Omron Corp.	7,712,398	0.8
59,500		Ono Pharmaceutical Co., Ltd.	3,325,435	0.4
150,300		Rohm Co., Ltd.	8,758,582	1.0
179,400		Sega Sammy Holdings, Inc.	3,856,197	0.4
420,000		Sekisui House Ltd.	4,020,068	0.4
694,100		Seven & I Holdings Co., Ltd.	19,792,059	2.2
289,300		Shiseido Co., Ltd.	5,543,436	0.6
122,100		Sony Corp.	3,062,555	0.3
351,300		Sumitomo Mitsui Financial Group, Inc.	11,051,532	1.2
90,000		Taisho Pharmaceutical Co., Ltd.	2,110,721	0.2
124,500		Takeda Pharmaceutical Co., Ltd.	5,938,398	0.7
31,200		TDK Corp.	1,607,222	0.2
467,900		Tokio Marine Holdings, Inc.	13,797,920	1.5
127,500		Tokyo Electron Ltd.	6,862,881	0.8
159,200		Toyo Seikan Kaisha Ltd.	2,787,136	0.3
89,600		Toyota Motor Corp.	3,657,831	0.4
214,000		Wacoal Holdings Corp.	2,847,058	0.3
			246,310,536	27.0
		Mexico: 0.2%
99,765		Telefonos de Mexico SAB de CV ADR	1,612,202	0.2

		Netherlands: 7.2%
941,001	@	Aegon NV	5,385,130	0.6
177,972		European Aeronautic Defence and Space Co. NV	6,170,596	0.7
381,312		Koninklijke Ahold NV	5,077,347	0.6
45,286		Nutreco Holding NV	3,148,727	0.3
206,906		Royal Dutch Shell PLC - Class B	7,575,967	0.8
423,995		Royal Dutch Shell PLC - Class A	15,530,685	1.7
172,979		SNS Reaal NV	721,221	0.1
445,205		Unilever NV	14,458,153	1.6
350,666		Wolters Kluwer NV	7,270,880	0.8
			65,338,706	7.2
		New Zealand: 0.3%
1,001,135		Telecom Corp. of New Zealand Ltd.	2,301,868	0.3

		Portugal: 0.8%
1,261,565		Energias de Portugal S.A.	4,382,866	0.5
347,776		Portugal Telecom SGPS S.A.	2,998,550	0.3
			7,381,416	0.8
		Singapore: 0.9%
497,000		United Overseas Bank Ltd.	8,429,342	0.9

		South Africa: 1.3%
114,429		AngloGold Ashanti Ltd	4,798,828	0.5
306,657		Gold Fields Ltd.	4,758,956	0.5
92,400		Impala Platinum Holdings Ltd.	2,359,746	0.3
			11,917,530	1.3
		South Korea: 0.6%
115,110		Korea Electric Power Corp.	2,797,639	0.3
21,085		SK Telecom Co., Ltd.	2,934,043	0.3
			5,731,682	0.6
		Spain: 1.9%
487,341		Banco Popular Espanol S.A.	2,517,407	0.3
482,466		Banco Santander Central Hispano S.A.	5,078,115	0.6
338,985		Indra Sistemas S.A.	6,719,054	0.7
115,402		Telefonica S.A.	2,572,269	0.3
			16,886,845	1.9
		Sweden: 1.6%
274,562		Telefonaktiebolaget LM Ericsson	3,448,682	0.4
317,670		Svenska Cellulosa AB - B Shares	4,624,984	0.5
371,747		Swedbank AB	6,509,679	0.7
			14,583,345	1.6
		Switzerland: 3.6%
315,067		Novartis AG	19,314,264	2.1
316,700		STMicroelectronics NV	2,496,935	0.3
90,910		Swiss Re Ltd.	5,118,127	0.5
8,800		Swisscom AG	4,235,686	0.5
125,000		UBS AG - Reg	2,063,569	0.2
			33,228,581	3.6
		United Kingdom: 14.4%
136,372		Anglo American PLC	6,454,834	0.7
196,030		AstraZeneca PLC	9,524,836	1.1
1,362,912		BAE Systems PLC	6,785,258	0.7
776,291		Barclays PLC	2,816,800	0.3
1,225,981		BP PLC	9,239,729	1.0
160,200		BP PLC ADR	7,279,488	0.8
705,514		GlaxoSmithKline PLC	15,729,466	1.7
2,767,720		Home Retail Group	6,152,062	0.7
681,004		HSBC Holdings PLC	6,639,301	0.7

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
1,595,534		ITV PLC	$1,825,111	0.2
894,105		J Sainsbury PLC	4,452,246	0.5
835,700		Kingfisher PLC	3,451,343	0.4
2,562,283		Legal & General Group PLC	4,695,259	0.5
2,750,039		Lloyds TSB Group PLC	1,942,646	0.2
720,951		Marks & Spencer Group PLC	4,085,530	0.5
408,827		Prudential PLC	4,605,100	0.5
220,080		Standard Chartered PLC	5,606,284	0.6
334,100		Tesco PLC	2,098,602	0.2
4,594,565		Vodafone Group PLC	12,884,730	1.4
903,031		WM Morrison Supermarkets PLC	4,301,445	0.5
68,968		Wolseley PLC	2,047,500	0.2
416,185		Xstrata PLC	8,780,786	1.0
			131,398,356	14.4
		United States: 1.8%
191,800		Coca-Cola Enterprises, Inc.	5,391,498	0.6
132,100		Newmont Mining Corp.	7,346,081	0.8
104,934	@	TE Connectivity Ltd.	3,612,878	0.4
			16,350,457	1.8
		Total Common Stock
		(Cost $912,202,712)	894,288,046	98.0
SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc): 0.1%
1,202,292	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)
		(Cost $1,202,292)	961,834	0.1

		Mutual Funds: 1.2%
10,435,412		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,435,412)	10,435,412	1.2

		Total Short-Term Investments
		(Cost $11,637,704)	11,397,246	1.3

		Total Investments in Securities (Cost $923,840,416)*	$905,685,292	99.3
		Assets in Excess of Other Liabilities	6,716,732	0.7
		Net Assets	$912,402,024	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $943,141,829.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$87,232,455
		Gross Unrealized Depreciation		(124,688,992)
		Net Unrealized depreciation		$(37,456,537)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.7%
Consumer Staples	9.6
Energy	10.1
Financials	18.8
Health Care	10.1
Industrials	8.2
Information Technology	9.9
Materials	8.3
Telecommunication Services	10.5
Telecommunications	0.5
Utilities	4.3
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,711,334	$—	$7,711,334
Belgium	—	5,435,627	—	5,435,627
Brazil	20,798,650	—	—	20,798,650
Canada	34,168,850	—	—	34,168,850
China	—	17,305,836	—	17,305,836
Denmark	—	5,287,239	—	5,287,239
Finland	—	15,832,301	—	15,832,301
France	—	104,300,898	—	104,300,898
Germany	—	55,481,925	—	55,481,925
Hong Kong	7,291,035	6,142,873	—	13,433,908
Ireland	3,134,793	3,909,398	—	7,044,191
Israel	5,447,552	—	—	5,447,552
Italy	—	40,568,869	—	40,568,869
Japan	—	246,310,536	—	246,310,536
Mexico	1,612,202	—	—	1,612,202
Netherlands	—	65,338,706	—	65,338,706
New Zealand	—	2,301,868	—	2,301,868
Portugal	—	7,381,416	—	7,381,416
Singapore	—	8,429,342	—	8,429,342
South Africa	—	11,917,530	—	11,917,530
South Korea	—	5,731,682	—	5,731,682
Spain	5,078,115	11,808,730	—	16,886,845
Sweden	—	14,583,345	—	14,583,345
Switzerland	5,118,127	28,110,454	—	33,228,581
United Kingdom	7,279,488	124,118,868	—	131,398,356
United States	16,350,457	—	—	16,350,457
Total Common Stock	106,279,269	788,008,777	—	894,288,046
Short-Term Investments	10,435,412	—	961,834	11,397,246
Total Investments, at value	$116,714,681	$788,008,777	$961,834	$905,685,292

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$961,834	$—	$—	$—	$—	$—	$—	$—	$961,834
Total Investments, at value	$961,834	$—	$—	$—	$—	$—	$—	$—	$961,834

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 27, 2011